Shareholder Report, Holdings (Details)_6	Jun. 30, 2024
Class II | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.30%
Class II | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
Service Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.30%
Service Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%